Reference interest rate reform (Details) - USD LIBOR - Later than one year $ in Millions	Jun. 30, 2022 USD ($)
Lending contracts
Reform for new reference rates
Nominal amounts	$ 1,711
Derivatives
Reform for new reference rates
Nominal amounts	$ 17,968